Insurance Subsidiaries (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Parent Company And Unregulated Subsidiaries
Cash and Cash Equivalents [Line Items]
Investments and cash	$ 50.0	$ 156.0
Regulated Subsidiaries
Cash and Cash Equivalents [Line Items]
Investments and cash	$ 101.1	$ 107.3